Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.75%
Advertising–0.60%
Trade Desk, Inc. (The), Class A(b)	12,797	$779,465
Aerospace & Defense–2.13%
Airbus SE (France)	11,249	1,506,988
TransDigm Group, Inc.	1,702	1,254,459
		2,761,447
Agricultural & Farm Machinery–1.02%
Deere & Co.	3,198	1,320,390
Apparel, Accessories & Luxury Goods–1.00%
LVMH Moet Hennessy Louis Vuitton SE (France)	1,409	1,291,289
Application Software–17.68%
HubSpot, Inc.(b)	7,716	3,308,235
Intuit, Inc.	6,958	3,102,085
Procore Technologies, Inc.(b)	20,805	1,303,017
salesforce.com, inc.(b)	14,597	2,916,189
Samsara, Inc., Class A(b)	34,240	675,213
Smartsheet, Inc., Class A(b)	28,920	1,382,376
Sprout Social, Inc., Class A(b)	18,548	1,129,202
SPS Commerce, Inc.(b)	8,279	1,260,892
Synopsys, Inc.(b)	9,474	3,659,333
Workday, Inc., Class A(b)	20,284	4,189,457
		22,925,999
Automobile Manufacturers–0.66%
Tesla, Inc.(b)	4,151	861,167
Automotive Parts & Equipment–1.90%
Aptiv PLC(b)	10,275	1,152,752
Mobileye Global, Inc., Class A (Israel)(b)(c)	30,411	1,315,884
		2,468,636
Broadline Retail–3.29%
Alibaba Group Holding Ltd., ADR (China)(b)(c)	7,576	774,116
Amazon.com, Inc.(b)	12,746	1,316,534
MercadoLibre, Inc. (Brazil)(b)	1,649	2,173,481
		4,264,131
Casinos & Gaming–0.93%
Las Vegas Sands Corp.(b)	20,954	1,203,807
Communications Equipment–2.80%
Arista Networks, Inc.(b)	11,705	1,964,801
Motorola Solutions, Inc.	5,808	1,661,843
		3,626,644
Construction Machinery & Heavy Transportation Equipment– 0.80%
Caterpillar, Inc.	4,549	1,040,993
Electronic Components–1.31%
Amphenol Corp., Class A	20,806	1,700,266
Shares		Value
Electronic Manufacturing Services–1.07%
Flex Ltd.(b)	60,266	$1,386,721
Footwear–0.90%
NIKE, Inc., Class B	9,536	1,169,495
Health Care Equipment–1.38%
DexCom, Inc.(b)	10,170	1,181,551
IDEXX Laboratories, Inc.(b)	1,206	603,096
		1,784,647
Hotels, Resorts & Cruise Lines–0.53%
Booking Holdings, Inc.(b)	259	686,974
Industrial Machinery & Supplies & Components–0.99%
Parker-Hannifin Corp.	3,802	1,277,890
Interactive Media & Services–7.78%
Alphabet, Inc., Class A(b)	31,217	3,238,140
Meta Platforms, Inc., Class A(b)	26,300	5,574,022
Pinterest, Inc., Class A(b)	46,686	1,273,127
		10,085,289
Internet Services & Infrastructure–3.35%
Cloudflare, Inc., Class A(b)	14,042	865,829
MongoDB, Inc.(b)	8,840	2,060,781
Snowflake, Inc., Class A(b)	9,196	1,418,851
		4,345,461
Movies & Entertainment–1.53%
Liberty Media Corp.-Liberty Formula One, Class C(b)	12,123	907,164
Netflix, Inc.(b)	3,107	1,073,407
		1,980,571
Semiconductor Materials & Equipment–3.51%
Applied Materials, Inc.	20,977	2,576,605
ASML Holding N.V., New York Shares (Netherlands)	2,909	1,980,185
		4,556,790
Semiconductors–25.19%
Advanced Micro Devices, Inc.(b)	43,068	4,221,095
Allegro MicroSystems, Inc. (Japan)(b)(c)	23,602	1,132,660
GLOBALFOUNDRIES, Inc.(b)(c)	38,866	2,805,348
Lattice Semiconductor Corp.(b)	32,957	3,147,393
Monolithic Power Systems, Inc.(c)	8,044	4,026,344
NVIDIA Corp.	33,332	9,258,629
NXP Semiconductors N.V. (China)	13,703	2,555,267
Silicon Laboratories, Inc.(b)(c)	5,920	1,036,533
STMicroelectronics N.V., New York Shares (Singapore)	38,212	2,043,960
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	26,090	2,426,892
		32,654,121
Systems Software–8.98%
CyberArk Software Ltd.(b)	8,201	1,213,584
Microsoft Corp.	22,581	6,510,102
Oracle Corp.	10,199	947,691

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	6,382	$2,965,843
		11,637,220
Technology Distributors–1.12%
CDW Corp.	7,474	1,456,608
Technology Hardware, Storage & Peripherals–4.01%
Apple, Inc.	31,546	5,201,935
Trading Companies & Distributors–0.92%
United Rentals, Inc.	3,010	1,191,238
Transaction & Payment Processing Services–2.81%
Mastercard, Inc., Class A	4,147	1,507,061
Visa, Inc., Class A(c)	9,466	2,134,205
		3,641,266
Wireless Telecommunication Services–0.56%
T-Mobile US, Inc.(b)	4,974	720,434
Total Common Stocks & Other Equity Interests (Cost $95,135,755)		128,020,894
Money Market Funds–1.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	858,979	858,979
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	613,392	$613,515
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	981,690	981,690
Total Money Market Funds (Cost $2,454,155)		2,454,184
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.64% (Cost $97,589,910)		130,475,078
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.02%
Invesco Private Government Fund, 4.78%(d)(e)(f)	3,637,253	3,637,253
Invesco Private Prime Fund, 4.98%(d)(e)(f)	9,353,174	9,353,174
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,992,107)		12,990,427
TOTAL INVESTMENTS IN SECURITIES–110.66% (Cost $110,582,017)		143,465,505
OTHER ASSETS LESS LIABILITIES—(10.66)%		(13,817,393)
NET ASSETS–100.00%		$129,648,112
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,328,285	$4,589,336	$(5,058,642)	$-	$-	$858,979	$9,151
Invesco Liquid Assets Portfolio, Institutional Class	948,761	3,278,098	(3,613,315)	(6)	(23)	613,515	7,257
Invesco Treasury Portfolio, Institutional Class	1,518,039	5,244,956	(5,781,305)	-	-	981,690	11,589
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,755,738	28,851,124	(30,969,609)	-	-	3,637,253	45,907*
Invesco Private Prime Fund	14,800,707	65,010,804	(70,457,401)	(2,232)	1,296	9,353,174	126,591*
Total	$24,351,530	$106,974,318	$(115,880,272)	$(2,238)	$1,273	$15,444,611	$200,495

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$125,222,617	$2,798,277	$—	$128,020,894
Money Market Funds	2,454,184	12,990,427	—	15,444,611
Total Investments	$127,676,801	$15,788,704	$—	$143,465,505
Invesco V.I. Technology Fund